Share-based compensation plan (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure of number and weighted average exercise prices of other equity instruments [text block]

		Number of shares
Year of grant	Fair value on grant date	31/12/2024	Shares granted	Cancelled	Exercised (1)	30/06/2025	Available for completion	Year of vesting
								2025	2026	2027	2028
2020	R$38.50	33,384	1,083		(34,467)
2021	R$62.25	874,480	28,375	(13,046)	(852,348)	37,461	37,461
2022	R$57.48	3,461,437	112,251	(106,324)	(1,555,492)	1,911,872	1,524,215	50,429	313,255	23,973
2023	R$48.84	3,052,179	98,965	(164,360)	(126,661)	2,860,123		986	2,583,070	276,067
2024	R$56.53	2,675,017	86,665	(113,617)	(63,904)	2,584,161			2,987	2,394,419	186,755
2025	R$60.53		3,637,775	(46,801)	(46,470)	3,544,504					3,544,504
		10,096,497	3,965,114	(444,148)	(2,679,342)	10,938,121	1,561,676	51,415	2,899,312	2,694,459	3,731,259

Book value		361,974	78,485	(11,324)	(97,545)	331,590
Book value of the previous year		268,489	196,956	(23,470)	(80,001)	361,974
(1)The average price of the share options exercised and exercised due to termination of employment on June 30, 2025 was R$58.91.

Disclosure of number and weighted average exercise prices of share options [text block]

		Number of stock options
Year of grant	Fair value on grant date	31/12/2024	Shares granted	Exercised	30/06/2025	Year of vesting
						2026	2027	2028	2029	2030
2022	R$53.81	115,800	3,758	(119,558)
2023	R$51.41	383,568	12,448		396,016	277,249	118,767
2024	R$55.77	2,480,743	80,509	(348,417)	2,212,835	227,697	312,564		1,672,574
2025	R$61.39		467,265		467,265			230,773		236,492
Number of stock options		2,980,111	563,980	(467,975)	3,076,116	504,946	431,331	230,773	1,672,574	236,492

Book value		60,226	22,520	(25,126)	57,620
Book value of the previous year		26,744	81,276	(47,794)	60,226